Shareholder Report, Holdings (Details) - C000004819	Dec. 31, 2024
AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.20%
AssetU.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	45.30%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.10%